FORTIS



March 1, 1996



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  Fortis Advantage Portfolios, Inc.
     File No. 33-17759


Pursuant to Rule 497(j) under the Securities Ace of 1933, the above-referenced investment company (the "Company") certifies that:

1) the form of Prospectus and Statement of Additional
Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Post-Effective
Amendment No 18 ) filed March 1, 1996; and

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at 612-738-5602 if you have any questions.

Sincerely,

/s/ Scott R. Plummer

Scott R. Plummer
Assistant Secretary


Fortis Financial Group
P. O. Box 64284
St. Paul, MN 55164
612-738-4000